Equity (Details) - USD ($)					1 Months Ended		6 Months Ended			12 Months Ended
		Apr. 24, 2024	Mar. 10, 2024	Dec. 27, 2023	Jan. 31, 2023	Dec. 30, 2022	Apr. 30, 2024		Apr. 30, 2023	Oct. 31, 2023	Oct. 31, 2022	Dec. 16, 2022
Shareholders' Equity [Line Items]
Ordinary shares, authorized (in Shares)							500,000,000		500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share)							$ 0.0001		$ 0.0001	$ 0.0001
Ordinary shares, issued (in Shares)							54,289,579		52,774,579	52,774,579
Ordinary shares outstanding (in Shares)							54,289,579		50,000,000	52,774,579
Fair value of the conversion note							$ 8,468
Consulting agreement period		1 year	2 years
Share issue for consulting agreement (in Shares)			1,500,000
Fair value of consulting agreement							825,725
Fair value of ordinary share (in Shares)		1,500,000
Ordinary share price							5,430		$ 5,278	$ 5,278
Consulting expense							81,546
Consulting services							$ 2,256,054
Topsheen Samoa [Member]
Shareholders' Equity [Line Items]
Total dividends					$ 1,220,000	$ 2,000,000					$ 16,952,502
Dividends received						1,220,000					$ 8,289,902
Common Stock [Member]
Shareholders' Equity [Line Items]
Shares issued for convertible notes (in Shares)				15,000
SPAC [Member]
Shareholders' Equity [Line Items]
Ordinary shares, issued (in Shares)							52,774,579					2,719,579
Ordinary shares outstanding (in Shares)							52,774,579
Pacifico [Member]
Shareholders' Equity [Line Items]
Ordinary shares, issued (in Shares)												55,000
Promissory notes												$ 500,000
2022 Incentive Plan [Member]
Shareholders' Equity [Line Items]
Aggregate shares (in Shares)											3,349,520
Common Stock [Member]
Shareholders' Equity [Line Items]
Ordinary shares, issued (in Shares)		1,500,000										50,000,000
Ordinary shares outstanding (in Shares)	[1]						54,289,579		52,774,579	52,774,579	50,000,000
Shares issued for convertible notes (in Shares)	[1]						15,000
Fair value of the conversion note	[1]						$ 2
Share issue for consulting agreement (in Shares)			1,500,000				1,500,000	[1]
Fair value of consulting agreement			$ 800,100				$ 150	[1]
Fair value of ordinary share (in Shares)	[1]								2,719,579
Ordinary share price		$ 1,537,500
Non-controlling Shareholder [Member] | Topsheen Samoa [Member]
Shareholders' Equity [Line Items]
Total dividends										$ 902,000
Dividends received					$ 122,000	$ 780,000					$ 8,662,600

[1]	Shares and per share data are presented on a retroactive basis to give effect to the reverse recapitalization.